UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COLT Depositor II, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period
January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported):	February 2, 2023

Commission File Number of securitizer:	025-02398

Central Index Key Number of securitizer:	0001788771

Adam Loskove, Phone: (917) 286-3347
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  __________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________

Central Index Key Number of underwriter (if applicable):  __________

Name and telephone number, including area code, of the person to contact in connection with this filing.

 COLT Depositor II, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  (i) COLT 2020-1, Mortgage Pass-Through Certificates, Series 2020-1, (ii) COLT 2020-2, Mortgage Pass-Through Certificates, Series 2020-2, (iii) COLT 2020-3, Mortgage Pass-Through Certificates, Series 2020-3, (iv) COLT 2021-1, Mortgage Pass-Through Certificates, Series 2021-1, (v) COLT 2021-2, Mortgage Pass-Through Certificates, Series 2021-2, (vi) COLT 2021-3, Mortgage Pass-Through Certificates, Series 2021-3, (vii) COLT 2021-4, Mortgage Pass-Through Certificates, Series 2021-4, (viii) COLT 2021-5, Mortgage Pass-Through Certificates, Series 2021-5, (ix) COLT 2021-6, Mortgage Pass-Through Certificates, Series 2021-6, (x) COLT 2021-HX1, Mortgage Pass-Through Certificates, Series 2021-HX1, (xi) COLT 2022-1, Mortgage Pass-Through Certificates, Series 2022-1, (xii) COLT 2022-2, Mortgage Pass-Through Certificates, Series 2022-2, (xiii) COLT 2022-3, Mortgage Pass-Through Certificates, Series 2022-3, (xiv) COLT 2022-4, Mortgage Pass-Through Certificates, Series 2022-4, (xv) COLT 2022-5, Mortgage Pass-Through Certificates, Series 2022-5 and (xvi) COLT 2022-6, Mortgage Pass-Through Certificates, Series 2022-6.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 2, 2023

COLT DEPOSITOR II, LLC (Securitizer)

	By:	/s/ Rafael Colorado
Name: Rafael Colorado
Title: President